Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 5,359	$ 4,482	$ 4,935
Income from discontinued operations, net of tax	0	0	(36)
Income from continuing operations	5,359	4,482	4,899
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Provisions for losses	2,110	1,990	1,112
Depreciation and amortization	1,020	991	918
Deferred taxes and other	(283)	218	818
Stock-based compensation	350	297	301
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Other receivables	(73)	153	663
Other assets	335	390	(635)
Accounts payable and other liabilities	88	(358)	2,186
Travelers Cheques and other prepaid products	(359)	(540)	(494)
Premium paid on debt exchange	0	(541)	0
Net cash provided by operating activities	8,547	7,082	9,768
Cash Flows from Investing Activities
Sale of investments	217	525	1,176
Maturity and redemption of investments	1,292	1,562	6,074
Purchase of investments	(1,348)	(473)	(1,158)
Net increase in Card Member loans/receivables	(6,301)	(6,671)	(8,358)
Purchase of premises and equipment, net of sales	(1,006)	(1,053)	(1,189)
Acquisitions/dispositions, net of cash acquired/sold	(195)	(466)	(610)
Net decrease in restricted cash	72	31	3,574
Net cash provided by (used in) investing activities	(7,269)	(6,545)	(491)
Cash Flows from Financing Activities
Net increase in customer deposits	1,195	2,300	8,232
Net increase (decrease) in short-term borrowings	1,843	(1,015)	705
Issuance of long-term debt	11,995	13,934	13,982
Principal payments on long-term debt	(14,763)	(14,076)	(21,029)
Issuance of American Express common shares	721	443	594
Repurchase of American Express common shares	(3,943)	(3,952)	(2,300)
Dividends paid	(939)	(902)	(861)
Net cash used in financing activities	(3,891)	(3,268)	(677)
Effect of exchange rate changes on cash and cash equivalents	(151)	88	(63)
Net (decrease) increase in cash and cash equivalents	(2,764)	(2,643)	8,537
Cash and cash equivalents at beginning of year	22,250	24,893	16,356
Cash and cash equivalents at end of year	$ 19,486	$ 22,250	$ 24,893